Mineral property, plant and equipment	6 Months Ended
Feb. 28, 2026
Mineral Property Plant And Equipment
Mineral property, plant and equipment

7.	Mineral property, plant and equipment

	Exploration and evaluation expenditures(1)	Mineral properties	Processing plant and related infrastructure(2)	Machinery and equipment(3)	Right-of-use assets	Other(4)	Total
Cost
As at August 31, 2025	$3,194	$52,918	$34,510	$3,044	$5,047	$353	$99,066
Additions	292	6,285	6,589	1,048	108	251	14,573
As at February 28, 2026	3,486	59,203	41,099	4,092	5,155	604	113,639
Accumulated depreciation
As at August 31, 2025	$-	$6,143	$2,923	$1,509	$896	$102	$11,573
Depreciation	-	3,110	374	317	484	10	4,295
As at February 28, 2026	-	9,253	3,297	1,826	1,380	112	15,868
Net book value
As at August 31, 2025	$3,194	$46,775	$31,587	$1,535	$4,151	$251	$87,493
As at February 28, 2026	3,486	49,950	37,802	2,266	3,775	492	97,771

(1)	Represents exploration and evaluation expenditures related to the Anfield and Stamford Bridge deposits on the Buckreef property.
(2)	Includes construction in progress of $9.4 million (August 31, 2025 - $3.7 million).
(3)	Includes automotive and computer equipment and software.
(4)	Includes leasehold improvements.